Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	t December 31, 2021 and December 31, 2020, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2021	2020
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$559	$7,355
Scorpio Ultramax Pool	1,566	7,522
Total due from related parties-current	$2,125	$14,877
Equity investment in Scorpio Tankers Inc.	$27,607	$24,116
Liabilities
Due to related parties-current :
Scorpio Kamsarmax Pool	$—	$2,193
Scorpio Ultramax Pool	—	1,014
SCM	107	281
SSM	—	96
SSH	—	373
Port agent	—	2
Bunker supplier	—	1,020
Total due to related parties-current	$107	$4,979
Redeemable notes:
Marubeni Corporation	$27,422	$—
INCJ, Ltd	23,857	—
Mitsui O.S.K, Lines Ltd.	1,736	—
Total redeemable notes	$53,015	$—